GREAT NORTHERN IRON ORE PROPERTIES

W-1290 First National Bank Building

332 Minnesota Street

Saint Paul, MN 55101-1361

(651) 224-2385

Fax (651) 224-2387

www.gniop.com

February 22, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Filing Desk, Stop 1-4 CIK #0000043410

Commission File No. 1-701

Following is our “Annual Report on Form 10-K” for the year ended December 31, 2012, including Financial Statements and Exhibits, consistent with those of the prior year with the exception of the addition of the “Statements of Comprehensive Income” following the “Statements of Income,” pursuant to the new rules that were effective for 2012.

Yours very truly,

/s/ Thomas A. Janochoski

Vice President & Secretary and
   Chief Financial Officer
      (principal financial and
         accounting officer)